Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2015	2014
Equipment	7,203	7,400
Furniture, fixture, and fittings and other	2,974	2,807
Total gross value	10,177	10,208
Less: accumulated depreciation and amortization	(8,055)	(8,085)
Total	2,123	2,122